Balance Sheet Detail - Additional Information (Detail) $ in Thousands	Apr. 30, 2021 USD ($)
Supplemental Balance Sheet Disclosures [Abstract]
Proceeds from collaboration agreement recorded as deposit liability	$ 50,000